Expense Example	Oct. 31, 2025 USD ($)
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio | Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	602
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio | Advisory Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	725
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	210
Expense Example, with Redemption, 10 Years	477
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio | Cash Management Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	602
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	541
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	904
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio | Participant Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,024
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio | Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio | Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,374
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio | Wealth Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	290
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	417
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio | Wealth S Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	353
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth S Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	479
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio | Impact Partner Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	290
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	290
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 417